S000003882 [Member] Expense Example, No Redemption - Putnam VT Government Money Market Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	553
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859